Inventories - Additional Information (Detail) $ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2019 MXN ($)	Sep. 30, 2018 MXN ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Classes of current inventories [abstract]
Inventory write-down	$ 219	$ 90
Total Inventories			$ 489	$ 9,657	$ 10,051